Property and Equipment, Net	6 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, Net

7. Property and Equipment, Net

As of September 30, 2024 and March 31, 2024, property and equipment, net, consisted of the following:

	As of
	September 30,	March 31,
	2024	2024
Computer equipment	$19,238	$39,083
Furniture and office equipment	1,030	6,505
Leasehold improvements	212,334	33,800
Less: accumulated depreciation	(23,244)	(59,086)
Total property and equipment, net	$209,358	$20,302

For the six months ended September 30, 2024, the Group incurred $212,334 primarily on leasehold improvements due to its relocation to a new office. At the same time, the Group derecognized the leasehold improvements, as well as computer equipment, furniture and office equipment associated with the old office. This resulted in a loss on disposal of property and equipment amounting to $15,291.

Depreciation expense was $14,578, $4,776 and $5,131 for the six months ended September 30, 2024, 2023 and 2022, respectively.